Investment in associates and joint ventures (Detail) - Entity's total for joint ventures [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Joint venture's statement of financial position [abstract]
Current assets	€ 0	€ 1,546	€ 850
Non-current assets	0	93	114
Goodwill	0	0	0
Current liabilities	0	(1,114)	(756)
Non-current liabilities	0	(448)	(1,096)
Shareholders' deficit (surplus)	0	(77)	888
The joint venture income (loss) [abstract]
Revenue	0	1,736	1,186
Profit (loss)	€ 0	€ (785)	€ (876)